Investments	12 Months Ended
Dec. 31, 2019
Investments
Investments

15 Investments

Equity-accounted investments

	2019				2018
	Investments in				Investments in
	unconsolidated entities	Joint			unconsolidated entities	Joint
(€ million)	controlled by Eni	ventures	Associates	Total	controlled by Eni	ventures	Associates	Total
Carrying amount - beginning of the year	95	5,497	1,452	7,044	116	2,332	1,063	3,511
Changes in accounting policies (IFRS 9 and 15)	—	—	—	—		(34)	(3)	(37)
Changes in accounting policies (IAS 28)	—	22	—	22
Carrying amount restated - beginning of the year	95	5,519	1,452	7,066	116	2,298	1,060	3,474
Additions and subscriptions	6	76	2,910	2,992		28	92	120
Divestments and reimbursements	(5)	—	(17)	(22)	(33)	(3)	(115)	(151)
Share of profit of equity-accounted investments	6	80	75	161	8	16	385	409
Share of loss of equity-accounted investments	(10)	(157)	(17)	(184)	(5)	(415)	(10)	(430)
Deduction for dividends	(4)	(1,073)	(61)	(1,138)	(6)	(19)	(25)	(50)
Change in the scope of consolidation	1	—	—	1		3,448		3,448
Currency translation differences	2	67	17	86	2	25	54	81
Other changes	(5)	80	(2)	73	13	119	11	143
Carrying amount - end of the year	86	4,592	4,357	9,035	95	5,497	1,452	7,044

In 2019 additions and subscriptions related to: (i) a 20% equity interest in Abu Dhabi Oil Refining Co (Takreer), UAE acquired for a cash consideration of €2,896 million. The investee operates three refineries in Ruwais (Ruwais East and Ruwais West) and Abu Dhabi, with a refining capacity in excess of 900 KBBL per day. With this transaction, Eni enters the UAE downstream sector and increases its global refining capacity by 35%, in line with the Company’s strategy of making Eni’s overall portfolio more geographically diversified and more balanced along the value chain; (ii) a capital contribution of €39 million made to Lotte Versalis Elastomers Co Ltd, joint venture operating in production of elastomers in South Korea.

Share of profit of equity-accounted investments included a gain of €49 million related to Vår Energi AS and of €47 million to Angola LNG Ltd .

The accounting under the equity method of Saipem SpA resulted in a gain of €4 million. Considering the volatility of the Saipem shares and the ongoing uncertainties surrounding a recovery in the investing cycle of oil companies and competitive pressure in the Engineering & Construction segment, management performed an impairment review of the investment to assess its recoverability based on an internal financial model of future cash flows of Saipem. Inputs to that model were estimated based on financial projections made by the sell-side analysts who cover the Saipem shares, publicly available data on Saipem and the observed historical correlation which link the Saipem turnover to crude oil prices and spending in capital projects made by oil companies. This review supported the book value of the investment.

Share of losses of equity-accounted investments included a loss of €90 million accounted at the joint venture Cardón IV SA (Eni’s interest 50%) which is operating the Perla gas field affected by the slowdown in the gas supplies to the buyer PDVSA due to a deteriorated operating environment.

Deduction for dividends related for 1,057 million to Vår Energi AS.

Net carrying amount related to the following companies:

	December 31, 2019		December 31, 2018
	Net carrying	% of the	Net carrying	% of the
(€ million)	amount	investment	amount	investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	30	100.00	31	100.00
Other (*)	56		64
	86		95
Joint ventures
Vår Energi AS	2,518	69.60	3,498	69.60
Saipem SpA	1,250	30.99	1,228	30.99
Unión Fenosa Gas SA	326	50.00	335	50.00
Cardón IV SA	148	50.00	98	50.00
Gas Distribution Company of Thessaloniki - Thessaly SA	139	49.00	137	49.00
Lotte Versalis Elastomers Co Ltd	74	50.00	75	50.00
PetroJunín SA	53	40.00	47	40.00
AET - Raffineriebeteiligungsgesellschaft mbH	35	33.33	32	33.33
Other (*)	49		47
	4,592		5,497
Associates
Abu Dhabi Oil Refining Co (Takreer)	2,829	20.00
Angola LNG Ltd	1,159	13.60	1,106	13.60
Coral FLNG SA	102	25.00	102	25.00
Novamont SpA	71	25.00	67	25.00
United Gas Derivatives Co	69	33.33	62	33.33
Commonwealth Fusion Systems Llc(a)	37		42
Other (*)	90		73
	4,357		1,452
	9,035		7,044

(a) The ownership cannot be determined.
(*) Each individual amount included herein was lower than €25 million.

As of December 31, 2019, the book value of investments included Vår Energi SA which was established at the end of 2018 following the merger between the former Eni subsidiary Eni Norge AS and Point Resources AS for maximizing synergies in the development of hydrocarbon reserves in Norway through the sharing of assets and know-how. The decrease of €980 million compared to the opening balance was due to the distribution of dividends classified as part of the cash flow from operating activities considering that Vår Energi SA is an investment integrated in the industrial plans and the upstream growth strategy of Eni. This decrease was partially absorbed by Eni's share of profit.

Results of equity-accounted investments by segment are disclosed in note 35 — Segment information and information by geographical area.

The carrying amounts of equity-accounted investments included differences between the purchase price of acquired interests and their underlying book value of net assets amounting to €72 million, related to Novamont SpA for €43 million and Unión Fenosa Gas SA for €29 million. These surpluses were driven by the long-term profitability outlook of the acquired companies at the time of the acquisition.

As of December 31, 2019, the market value of the investments listed in regulated stock markets was as follows:

Saipem SpA
Number of shares held	308,767,968
% of the investment	30.99
Share price (€)	4.356
Market value (€ million)	1,345
Book value (€ million)	1,250

Additional information is included in note 37 — Other information about investments.

Other investments

(€ million)	2019	2018
Carrying amount – beginning of the year	919	219
Changes in accounting policies (IFRS 9)	—	681
Carrying amount restated – beginning of the year	919	900
Additions and subscriptions	11	5
Change in the fair value	(3)	15
Divestments and reimbursements	(12)	(22)
Currency translation differences	15	31
Other changes	(1)	(10)
Carrying amount – end of the year	929	919

The fair value of the main non-controlling interests in non-listed investees on regulated markets, classified within level 3 of the fair value hierarchy, was estimated based on a methodology that combines future expected earnings and  the sum-of-the-parts methodology (so-called residual income approach) and takes into account, inter alia, the following inputs: (i) expected results, as a gauge of the future profitability of the investees, derived from the business plans, but adjusted, where appropriate, to include the assumptions that market participants would incorporate; (ii) the cost of capital, adjusted to include the risk premium of the specific country in which each investee operates. A stress test based on a 1% change in the cost of capital considered in the valuation did not produce significant changes at the fair value evaluation.

Dividend income from these investments is disclosed in note 31 — Income (expense) from investments.

The investment book value as of December 31, 2019 primarily related to Nigeria LNG Ltd for €657 million (€651 million at December 31, 2018) and Saudi European Petrochemical Co “IBN ZAHR” for €146 million (€144 million at December 31, 2018).